Risk Management and Financial Instruments - Schedule of Estimated Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Estimated Fair Value [Line Items]
Principal	$ 18,052,688	$ 18,052,688
Fair value	17,717,499	18,157,182
JBS Lux 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 105,951	$ 105,951
Price (% of the Principal)	98.25%	98.06%
Fair value	$ 104,097	$ 103,892
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 599,957	$ 599,957
Price (% of the Principal)	95.58%	96.35%
Fair value	$ 573,409	$ 578,071
JBS Lux 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 493,000	$ 493,000
Price (% of the Principal)	92.95%	95.08%
Fair value	$ 458,234	$ 468,720
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	88.27%	89.95%
Fair value	$ 882,680	$ 899,470
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 968,780	$ 968,780
Price (% of the Principal)	91.84%	93.80%
Fair value	$ 889,766	$ 908,754
JBS Lux 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,661,675	$ 1,661,675
Price (% of the Principal)	102.55%	104.55%
Fair value	$ 1,704,114	$ 1,737,298
JBS Lux 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,507,046	$ 1,507,046
Price (% of the Principal)	108.36%	110.61%
Fair value	$ 1,632,990	$ 1,666,974
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	75.55%	77.73%
Fair value	$ 679,959	$ 699,579
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,548,000	$ 1,548,000
Price (% of the Principal)	100.65%	103.12%
Fair value	$ 1,558,139	$ 1,596,236
JBS Lux 2053 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	109.37%	111.95%
Fair value	$ 984,357	$ 1,007,559
PPC 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 796,158	$ 796,158
Price (% of the Principal)	95.09%	97.40%
Fair value	$ 757,067	$ 775,458
PPC 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 899,600	$ 899,600
Price (% of the Principal)	90.05%	92.44%
Fair value	$ 810,108	$ 831,572
PPC 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 922,521	$ 922,521
Price (% of the Principal)	103.57%	107.19%
Fair value	$ 955,446	$ 988,878
PPC 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 500,000	$ 500,000
Price (% of the Principal)	107.35%	111.15%
Fair value	$ 536,725	$ 555,740
JBS USA 2035 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	102.56%	105.29%
Fair value	$ 1,025,600	$ 1,052,860
JBS USA 2055 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 750,000	$ 750,000
Price (% of the Principal)	99.36%	102.06%
Fair value	$ 745,170	$ 765,428
JBS Lux 2036 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,250,000	$ 1,250,000
Price (% of the Principal)	99.15%	101.85%
Fair value	$ 1,239,400	$ 1,273,175
JBS Lux 2056 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,250,000	$ 1,250,000
Price (% of the Principal)	97.06%	99.90%
Fair value	$ 1,213,288	$ 1,248,738
JBS Lux 2066 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	96.70%	99.88%
Fair value	$ 966,950	$ 998,780